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                                                                 CIK: 0000935708

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                 March 8, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Separate Account No. 13S
     (formerly Security Equity Life Insurance Company Separate Account Thirteen) File No. 811-08938

Commissioners:

Annual Reports dated December 31, 2012 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Separate Account No. 13S of Metropolitan Life Insurance Company pursuant to Rule 30(b)(2) of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371.

The Annual report for VT Opportunity Fund of Wells Fargo Variable Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0001081402, File No. 811-09255.

Sincerely,

/s/ John E. Connolly, Jr.
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John E. Connolly, Jr., Esq.